1933 Act/Rule 497(e)

September 22, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Opportunities Trust
File Nos. 033-65137 and 811-7455

To The Commission Staff:

On behalf of Virtus Opportunities Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 497(e) under the Securities Act of 1933 and the Investment Company Act of 1940, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus for Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund, Virtus Disciplined Equity Style Fund, Virtus Disciplined Select Bond Fund, Virtus Disciplined Select Country Fund, Virtus Emerging Markets Debt Fund, Virtus Emerging Markets Small-Cap Fund, Virtus Global Real Estate Securities Fund, Virtus Greater European Opportunities Fund, Virtus Herzfeld Fund, Virtus High Yield Fund, Virtus International Equity Fund, Virtus International Real Estate Securities Fund, Virtus International Small-Cap Fund, and Virtus Low Volatility Equity Fund (the “Funds”) as filed under Rule 497(e) on September 1, 2015. The purpose of this filing is to submit the 497(e) filing dated September 1, 2015 in XBRL for the Funds.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4791 if you have any questions concerning this filing.

Very truly yours,

/s/ Kevin J. Carr

Kevin J. Carr

cc: Ann Flood